Receivables and Payables (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jun. 06, 2023 USD ($)	Apr. 17, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Received compensation				$ 35,000,000	₪ 42,000
Other income recorded	₪ 70,087	₪ 37,242	₪ 33,886
Cost of revenue	229,519	203,252	₪ 247,214
Debts and loans	60,000
Repayment of loans	49,500
Iron swords [member]
IfrsStatementLineItems [Line Items]
Received compensation	83,000	63,000
Receive tax authorities	114,000	62,000
Other income recorded	₪ 72,000	36,000
Cost of revenue		₪ 7,000